Debt - Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 28, 2017	Dec. 29, 2016	Dec. 31, 2015
Debt
2017		$ 3,500
2018		3,500
2019		3,500
2020		4,375
2021		52,625
Thereafter		332,500
Total minimum debt payments	$ 191,475	$ 400,000	$ 179,233